Other intangible assets - Disclosure of detailed information about other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 16,635	[1]	€ 8,694
Intangible assets other than goodwill at end of period	19,006		16,635	[1]	€ 8,694
Share of the profit/(loss) of equity method investees	(264)		(737)		74	[2]
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	33,581		27,367
Additions	4,212		3,891
FCA-PSA merger			8,255
Divestitures	(285)		(264)
Change in scope of consolidation	42		(6,453)
Translation differences and other changes	646		785
Intangible assets other than goodwill at end of period	38,196		33,581		27,367
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(16,946)		(18,673)
Divestitures	70		106
Change in scope of consolidation	0		3,789
Translation differences and other changes	(87)		(182)
Amortization	2,154		1,834
Impairment losses and asset write-offs	73		152
Intangible assets other than goodwill at end of period	(19,190)		(16,946)		(18,673)
Capitalized development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	13,645
Additions	3,487
Amortization	1,889		1,575		822
Impairment losses and asset write-offs	78		151		128
Intangible assets other than goodwill at end of period	15,704		13,645
Capitalized development expenditures | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	28,965		23,996
Additions	3,589		3,128
FCA-PSA merger			6,292
Divestitures	(54)		(111)
Change in scope of consolidation	0		(4,818)
Translation differences and other changes	481		478
Intangible assets other than goodwill at end of period	32,981		28,965		23,996
Capitalized development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(15,320)		(16,438)
Divestitures	57		104
Change in scope of consolidation	0		2,758
Translation differences and other changes	(54)		(18)
Amortization	1,893		1,575
Impairment losses and asset write-offs	67		151
Intangible assets other than goodwill at end of period	(17,277)		(15,320)		(16,438)
Share of the profit/(loss) of equity method investees	10
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	343
Intangible assets other than goodwill at end of period	365		343
Patents, concessions, licenses and credits | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	802		318
Additions	88		59
FCA-PSA merger			339
Divestitures	(6)		(2)
Change in scope of consolidation	31		(92)
Translation differences and other changes	1		180
Intangible assets other than goodwill at end of period	916		802		318
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(459)		(260)
Divestitures	3		1
Change in scope of consolidation	1		66
Translation differences and other changes	(1)		(164)
Amortization	95		102
Impairment losses and asset write-offs	0		0
Intangible assets other than goodwill at end of period	(551)		(459)		(260)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,647
Intangible assets other than goodwill at end of period	2,937		2,647
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3,814		3,053
Additions	535		704
FCA-PSA merger			1,624
Divestitures	(225)		(151)
Change in scope of consolidation	11		(1,543)
Translation differences and other changes	164		127
Intangible assets other than goodwill at end of period	4,299		3,814		3,053
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,167)		(1,975)
Divestitures	10		1
Change in scope of consolidation	(1)		965
Translation differences and other changes	(32)		0
Amortization	166		157
Impairment losses and asset write-offs	6		1
Intangible assets other than goodwill at end of period	€ (1,362)		€ (1,167)		€ (1,975)

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation